Fair Value Measurement - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	$ 4	$ 4	$ 4
Total investments	226	224	179
Total assets	230	228	183
Total liabilities	354,783	221,580	2,000
Money Market
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	4	4	4
Asset-backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investments	226	224	179
Earn Out Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities		2,000	2,000
Acquisition-related Obligations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities	2,000	2,000
Warrant Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities	128,715	68,772
Contingent Consideration
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities	224,068	150,808
Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	4	4	4
Total assets	4	4	4
Fair Value, Inputs, Level 1 | Money Market
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	4	4	4
Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investments	226	224	179
Total assets	226	224	179
Fair Value, Inputs, Level 2 | Asset-backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total investments	226	224	179
Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities	354,783	221,580	2,000
Fair Value, Inputs, Level 3 | Earn Out Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities		2,000	$ 2,000
Fair Value, Inputs, Level 3 | Acquisition-related Obligations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities	2,000	2,000
Fair Value, Inputs, Level 3 | Warrant Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities	128,715	68,772
Fair Value, Inputs, Level 3 | Contingent Consideration
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total liabilities	$ 224,068	$ 150,808